SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Number of common shares	1,326,093,947	1,326,093,947
Percentage of total shares	5.00%
Outstanding Shares [Member]
Reserve Quantities [Line Items]
Number of common shares	1,326,093,947	1,326,093,947
Percentage of total shares	100.00%	100.00%
Percentage of voting capital	100.00%	100.00%
Vicunha Acos S A [Member]
Reserve Quantities [Line Items]
Number of common shares	543,617,803	679,522,254
Percentage of total shares	40.99%	51.24%
Percentage of voting capital	40.99%	51.24%
Rio Laco Participacoes S A [Member]
Reserve Quantities [Line Items]
Number of common shares	45,706,242	45,706,242
Percentage of total shares	3.45%	3.45%
Percentage of voting capital	3.45%	3.45%
C F L Ana Participacoes S A [Member]
Reserve Quantities [Line Items]
Number of common shares	135,904,451	0
Percentage of total shares	10.25%	0.00%
Percentage of voting capital	10.25%	0.00%
Nyse Adrs [Member]
Reserve Quantities [Line Items]
Number of common shares	273,702,845	254,520,040
Percentage of total shares	20.64%	19.19%
Percentage of voting capital	20.64%	19.19%
Other One [Member]
Reserve Quantities [Line Items]
Number of common shares	327,162,606	346,345,411
Percentage of total shares	24.67%	26.12%
Percentage of voting capital	24.67%	26.12%